Nile Pan Africa Fund

Nile Frontier and Emerging Fund

Nile Africa and Frontier Bond Fund

(the “Nile Funds”)

Incorporated herein by reference is the definitive version of the prospectus for the Nile Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 5, 2015 (SEC Accession No. 0001162044-15-000773).